Other operating expenses (Tables)	12 Months Ended
Mar. 31, 2025
Other Operating Expenses
Schedule of other operating expenses

	March 31,
	2023	2024	2025
Commission	315,137	360,877	304,932
Communication	164,637	179,656	210,303
Legal and professional fees	301,252	346,867	480,944
Outsourcing fees	28,764	35,924	36,054
Payment gateway and other charges	397,590	511,948	414,969
Bad debts written-off and allowance for credit impaired receivables and other advances	154,607	(43,697)	84,415
Duties and taxes	14,632	2,606	51,985
Rent (Refer note 42)	1,832	3,646	10,968
Repairs and maintenance	44,387	48,056	59,728
Travelling and conveyance	32,126	41,200	38,868
Insurance	76,170	55,637	48,139
Corporate social responsibility (CSR) expense	-	-	4,998
Miscellaneous expenses	23,829	36,632	33,162
Total	1,554,963	1,579,352	1,779,465